EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

24.   EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (Loss) per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Numerator:
Net income(loss) used in calculating earnings per share-basic and diluted	261,344,391	117,438,250	(382,216,959)	(55,416,249)
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings(loss) per share	68,286,954	68,286,954	68,201,056	68,201,056
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings(loss) per share	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings(loss) — basic and diluted:
To Class A Shares	173,182,301	77,821,553	(253,172,070)	(36,706,500)
To Class B Shares	88,162,090	39,616,697	(129,044,888)	(18,709,750)
Basic and diluted earnings(loss) per share:
To Class A Shares	2.54	1.14	(3.71)	(0.54)
To Class B Shares	2.54	1.14	(3.71)	(0.54)

In November 2022, the Company disposed Urban in exchange for cash considerations and 870,908 Class A ordinary shares of the Company (Note 4). These shares were excluded in the computation of basic and diluted earnings per shares for the year ended December 31, 2022 since the date of deconsolidation of Urban. The shares were received in March 2023.

The Group did not include share options in the computation of diluted earnings per share for the years ended December 31, 2020, 2021 and 2022 because those share options were anti-dilutive for earnings(loss) per share.